As filed with the Securities and Exchange Commission on February 11, 2004


                                                      1933 Act File No. 33-12092
                                                      1940 Act File No. 811-5029

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-lA

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                         Pre-Effective Amendment No:                    [ ]
                       Post-Effective Amendment No: 37                  [X]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                              Amendment No: 36                          [X]

                          LEGG MASON INCOME TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

GREGORY T. MERZ, ESQ.                           ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated            Kirkpatrick & Lockhart LLP
100 Light Street                                1800 Massachusetts Ave., N.W.
Baltimore, Maryland  21202                      Second Floor
Name and Address of Agent for Service)          Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485(b)
[X] on February 13, 2004, pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[ ] on , pursuant to Rule 485(a)(i)
[ ] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on , pursuant to Rule 485(a)(ii)


If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Income Trust, Inc.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover  Sheet

Table of  Contents

Part A - Primary Class Prospectus
Legg Mason Core Bond Fund
Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 36 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed November 28, 2003, EDGAR Accession No. 0000898432-03-001200.

Part B - Statement of Additional Information
Primary Class Shares
Legg Mason Core Bond Fund
Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 36 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed November 28, 2003, EDGAR Accession No. 0000898432-03-001200.


Part C - Other Information
Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 36 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed November 28, 2003, EDGAR Accession No. 0000898432-03-001200.

Signature Page

The sole purpose of this filing is to delay the effective date of the Registrant's Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 28, 2003 to February 13, 2004.

                                 SIGNATURE PAGE

      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Legg Mason Income Trust, Inc., certifies that this Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A meets all the requirements for effectiveness of under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 10th day of February 2004.


                                            LEGG MASON INCOME TRUST, INC.



                                            By: /s/ Mark R. Fetting
                                                    Mark R. Fetting
                                                    President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

Signature                   Title                              Date
---------                   -----                              ----

/s/ John F. Curley, Jr.*    Chairman and Director              February 10, 2004
------------------------
John F. Curley, Jr.

/s/Mark R. Fetting          President (Principal Executive     February 10, 2004
------------------------    Officer) and Director
Mark R. Fetting

/s/ Arnold L. Lehman*       Director                           February 10, 2004
------------------------
Arnold L. Lehman*

/s/ Robin J.W. Masters*     Director                           February 10, 2004
------------------------
Robin J.W. Masters

/s/ Jill E. McGovern*       Director                           February 10, 2004
------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman*      Director                           February 10, 2004
------------------------
Arthur S. Mehlman

/s/ G. Peter O' Brien*      Director                           February 10, 2004
------------------------
G. Peter O'Brien

/s/ S. Ford Rowan*          Director                           February 10, 2004
------------------------
S. Ford Rowan

/s/ Marie K . Karpinski     Vice President and Treasurer       February 10, 2004
------------------------
Marie K. Karpinski          (Principal Financial and
                            Accounting Officer)

*Signatures affixed by Arthur C. Delibert, pursuant to Power of Attorney, which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.          LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.      LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.           LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW
J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                  DATE
---------                                                  ----

/s/ John F. Curley, Jr.                                    November 7, 2002
---------------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                                        November 7, 2002
---------------------------------
Mark R. Fetting

/s/ Richard G. Gilmore                                     November 7, 2002
---------------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                                       November 7, 2002
---------------------------------
Arnold L. Lehman

/s/ Robin J.W. Masters                                     November 7, 2002
---------------------------------
Robin J.W. Masters

/s/ Jill E. McGovern                                       November 7, 2002
---------------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman                                      November 7, 2002
---------------------------------
Arthur S. Mehlman

/s/ Jennifer W. Murphy                                     November 7, 2002
---------------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                       November 7, 2002
---------------------------------
G. Peter O'Brien

/s/ S. Ford Rowan                                          November 7, 2002
---------------------------------
S. Ford Rowan